Description of Plan (Details Narrative) - EBP 001 [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, requisite age to participate		21 years
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage		100.00%
EBP, participant contribution, automatic, deferral rate		5.00%
EBP, participant contribution, automatic, annual increase deferral rate		1.00%
Employer contribution eligible compensation percentage, description		The Plan Sponsor provides a safe harbor contribution equal to 100% of the first 3% of eligible compensation plus 50% of the next 2% of eligible compensation.
EBP, safe harbor contribution		$ 1,278,597
EBP, safe harbor contribution		1,246,800	$ 1,083,713
Decrease in participants contribution		31,797
EBP, forfeited applied prior year employer contribution		110,958
EBP, cash contribution		93,374
EBP, forfeited nonvested account		$ 90,446	$ 183,067
Maximum borrowing capacity, percentage		50.00%
After 2 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage		25.00%
After 3 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage		50.00%
After 4 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage		75.00%
After 5 Years [Member]
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Subsequent Event [Member]
EBP, Description of Plan [Line Items]
EBP, safe harbor contribution	$ 1,246,800
Decrease in participants contribution	$ 31,797
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate		10.00%
Maximum borrowing capacity		$ 50,000
Interest rate percentage		9.50%	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Maximum borrowing capacity		$ 1,000
Interest rate percentage		4.25%	4.25%